Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net income (loss) before income taxes	$ 6,452	$ (3,138)
ncome tax expenses (recoveries) at Canadian statutory tax rate	1,794	(863)
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(199)	(206)
Differences in tax rate on income not subject to tax in Canada	(770)	118
Adjustments to taxes related to prior years	(212)	(37)
Tax losses and temporary differences not recognized as deferred taxes	(38)	78
Tax rate change in Canada	0	(245)
Other differences	270	(4)
Income tax expenses (recoveries)	$ 845	$ (1,159)